Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.06600%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,223,758.18

Principal:
Principal Collections	$28,813,362.88
Prepayments in Full	$14,491,475.92
Liquidation Proceeds	$474,319.77
Recoveries	$27,855.52
Sub Total	$43,807,014.09
Collections	$49,030,772.27

Purchase Amounts:
Purchase Amounts Related to Principal	$23,515.63
Purchase Amounts Related to Interest	$0.00
Sub Total	$23,515.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,054,287.90

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,054,287.90
Servicing Fee	$1,031,901.20	$1,031,901.20	$0.00	$0.00	$48,022,386.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,022,386.70
Interest - Class A-2a Notes	$1,059,543.92	$1,059,543.92	$0.00	$0.00	$46,962,842.78
Interest - Class A-2b Notes	$818,524.46	$818,524.46	$0.00	$0.00	$46,144,318.32
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$44,168,068.32
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$43,803,268.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,803,268.32
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$43,603,299.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,603,299.07
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$43,458,156.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,458,156.49
Regular Principal Payment	$46,477,399.76	$43,458,156.49	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,054,287.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,458,156.49
Total					$43,458,156.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,265,114.78	$73.16	$1,059,543.92	$2.95	$27,324,658.70	$76.11
Class A-2b Notes	$17,193,041.71	$73.16	$818,524.46	$3.48	$18,011,566.17	$76.64
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$43,458,156.49	$27.52	$4,564,230.21	$2.89	$48,022,386.70	$30.41

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$247,364,338.49	0.6890372	$221,099,223.71	0.6158753
Class A-2b Notes	$161,923,731.31	0.6890372	$144,730,689.60	0.6158753
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,094,228,069.80	0.6930143	$1,050,769,913.31	0.6654907

Pool Information
Weighted Average APR	4.851%	4.867%
Weighted Average Remaining Term	49.87	49.10
Number of Receivables Outstanding	39,965	39,067
Pool Balance	$1,238,281,444.46	$1,193,737,840.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,133,542,551.60	$1,093,288,324.02
Pool Factor	0.7148740	0.6891585

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$100,449,516.83
Targeted Overcollateralization Amount	$145,987,170.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$142,967,927.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$740,929.41
(Recoveries)		17	$27,855.52
Net Loss for Current Collection Period			$713,073.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6910%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1594%
Second Prior Collection Period			0.5017%
Prior Collection Period			0.3078%
Current Collection Period			0.7037%
Four Month Average (Current and Prior Three Collection Periods)			0.4182%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		733	$3,644,032.45
(Cumulative Recoveries)			$306,766.14
Cumulative Net Loss for All Collection Periods			$3,337,266.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1927%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,971.39
Average Net Loss for Receivables that have experienced a Realized Loss			$4,552.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.83%	251	$9,919,198.72
61-90 Days Delinquent	0.21%	59	$2,503,922.65
91-120 Days Delinquent	0.05%	14	$605,751.90
Over 120 Days Delinquent	0.04%	10	$527,018.54
Total Delinquent Receivables	1.14%	334	$13,555,891.81

Repossession Inventory:
Repossessed in the Current Collection Period		23	$1,048,206.75
Total Repossessed Inventory		34	$1,624,569.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1447%
Prior Collection Period			0.1852%
Current Collection Period			0.2125%
Three Month Average			0.1808%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3046%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	125	$4,913,536.67
2 Months Extended	177	$7,392,071.24
3+ Months Extended	40	$1,665,479.92

Total Receivables Extended	342	$13,971,087.83
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer